Note 5 - Intangible Assets (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Apr. 03, 2019	Sep. 12, 2016	Mar. 31, 2018	Mar. 31, 2020	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Stock Issued During Period, Value, Purchase of Assets			$ 5,000,000
Development of Acquired Technology, Annual Compensation for Specialist		$ 200,000
Noncash or Part Noncash Acquisition, Noncash Consideration, Liability Incurred	$ 4,380,000						$ 4,380,000
Contingent Consideration Classified as Equity, Fair Value Disclosure				$ 720,000		720,000	$ 1,010,000
Impairment of Real Estate				$ 0		$ 0
Finite-Lived Intangible Asset, Useful Life (Year)				16 years		16 years
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months				$ 424,812		$ 424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Two				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Three				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Four				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Five				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Six				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Seven				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Eight				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Nine				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Ten				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Eleven				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Twelve				424,812
Finite-Lived Intangible Asset, Expected Amortization, Year Thirteen				$ 283,215		$ 283,215
Tesla Digital [Member]
Stock Issued During Period, Shares, Purchase of Assets (in shares)					1,000,000
Patented Technology [Member]
Stock Issued During Period, Value, Purchase of Assets		5,000,000
Noncash or Part Noncash Acquisition, Noncash Consideration, Carrying Value of Properties to be Transferred		2,161,467
Noncash or Part Noncash Acquisition, Noncash Consideration, Original Cost of Property Transferred		$ 202,666